Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Operating activities
Net (loss) income for the year:	$ (236,422,300)	$ 79,622,129
Adjusted for:
Revenue recognized from digital currency mined	(106,088,504)	(209,608,646)
Depreciation and amortization	81,730,193	67,021,722
Gain on sale of subsidiary	0	(3,171,275)
Unrealized loss on investments	13,431,910	837,822
Change in fair value of contingent consideration	0	(1,368,472)
Impairment of goodwill and intangibles	0	13,330,029
Change in fair value of derivative liability	(4,504,356)	(10,751,224)
Impairment of equipment	70,409,606	0
Impairment of deposits	27,331,287	0
Loss (gain) on sale of equipment	1,394,634	(2,206,531)
Accretion and interest on convertible debt	2,129,677	3,365,602
Tax expense	289,000	2,416,000
Share-based compensation	8,378,348	6,753,250
Interest expense	663,768	597,112
Foreign exchange loss (gain)	136,014	(3,297,820)
Changes in non-cash working capital items:
Amounts receivable and prepaids	(5,374,363)	60,014
Taxes payable	0	53,718
Digital currencies	195,078,515	117,488,692
Accounts payable and accrued liabilities	(3,802,895)	5,137,168
Cash provided by operating activities	44,780,534	66,279,290
Investing activities
Deposits on equipment	(38,753,652)	(14,500,578)
Investments	0	(1,886,666)
Proceeds on disposal of equipment	1,942,376	2,978,856
Purchase of equipment	(4,074,759)	(198,341,858)
Cash divested from sale of subsidiary	(0)	(237,254)
Cash used in investing activities	(40,886,035)	(211,987,500)
Financing activities
Exercise of options	0	2,059,991
Shares offering, net of issuance costs	3,802,089	33,907,451
Issuance of warrants	0	83,983,701
Repayment of loan	(2,766,639)	(2,396,376)
Repayment of debenture	(3,000,000)	(4,057,336)
Lease payments made	(2,674,182)	(2,722,539)
Cash (used in) provided by financing activities	(4,638,732)	110,774,892
Effect of exchange rate changes on cash	(201,852)	(38,273)
Net change in cash during the year	(946,085)	(34,971,591)
Cash, beginning of year	5,318,922	40,290,513
Cash, end of year	4,372,837	5,318,922
Supplemental cash flow information
Share consideration issued for Atlantic acquisition	0	18,559,804
Share consideration issued for investments	0	14,576,439
Share consideration issued deposits	0	2,030,045
Recognition of right of use assets and lease liabilities	249,989	2,469,327
Supplemental disclosures:
Interest paid	1,976,988	286,047
Income taxes paid	$ 0	$ 0